RELATED PARTY TRANSACTIONS (Details) ₪ in Millions			12 Months Ended
	May 09, 2013 USD ($)	May 12, 2011	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 ILS (₪)
Related Party Transaction [Line Items]
Bank guarantee				$ 950,000
Accrued management services				61,000	$ 56,000
Short-term Debt				738,000	0
Proceeds from Related Party Debt				2,082,000	$ 0	$ 0
Line of Credit [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt				1,500,000
Line of Credit [Member] | Scenario, Forecast [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt			$ 1,500,000
Chairman and CEO [Member]
Related Party Transaction [Line Items]
Bank guarantee				288,000			₪ 1
Short-term Debt				$ 2,082,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Monthly payment	$ 10,600
Bonus as a percentage of net profit	2.00%
Bonus as a percentage of revenue	0.50%
Chairman [Member]
Related Party Transaction [Line Items]
Monthly fee equal to a percentage of CEO cost		60.00%